Non-Controlling Interest (Details) - Schedule of Non-Controlling Interests - Qinghai Found [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Non-Controlling Interest (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance, Beginning	$ (71,199)	$ (3,590)
Share of net loss	(4,683)	(50,783)
Share of other comprehensive loss	(34,255)	(16,826)
Balance, Ending	$ (110,137)	$ (71,199)